PLANT AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

8.         PLANT AND EQUIPMENT, NET

Plant and equipment, net consist of the following:

	September 30,
	2019	2020
	RMB	RMB
Plant and building	143,808	123,011
Machinery and equipment	70,664	64,734
Furniture and office equipment	12,367	12,363
Motor vehicles	3,590	3,586
Total	230,429	203,694
Accumulated depreciation	(81,313)	(88,243)
Plant and equipment, net	149,116	115,451

Included in plant and building are assets with net values of RMB34,041 have been pledged for bank loans as of September 30, 2019. The Company sold certain equipment to a third party with net book value of RMB6,398 for the consideration of RMB5,600. Loss of disposal RMB798 was booked in other income (expense) for the year ended September 30, 2019. The Company incurred impairment of plant and equipment of RMB24,012 for the year ended September 30, 2020. There are plant and building with net values of RMB 20,565 have been pledged for bank loans as of September 30, 2020.

The depreciation expenses for the years ended September 30, 2018, 2019 and 2020 were RMB9,840,  RMB10,226, and RMB9,116, respectively.